Exhibit 99.1

Nissan Auto Receivables 2015-A Owner Trust

Servicer’s Certificate

Collection Period	31-Mar-18	30/360 Days	30	Collection Period Start	1-Mar-18
Distribution Date	16-Apr-18	Actual/360 Days	32	Collection Period End	31-Mar-18
				Prior Month Settlement Date	15-Mar-18
				Current Month Settlement Date	16-Apr-18

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,507,365,780.81	278,652,286.36	258,323,592.89	0.176972
Yield Supplement Overcollaterization		47,683,620.22	4,123,070.36	3,695,330.52
Total Adjusted Portfolio		1,459,682,160.59	274,529,216.00	254,628,262.37
Total Adjusted Securities		1,459,180,628.33	274,529,216.00	254,628,262.37	0.174501
Class A-1 Notes	0.35000%	335,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.67000%	392,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.05000%	546,000,000.00	88,348,587.67	68,447,634.04	0.125362
Class A-4 Notes	1.50000%	127,800,000.00	127,800,000.00	127,800,000.00	1.000000
Certificates	0.00000%	58,380,628.33	58,380,628.33	58,380,628.33	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2 Notes	0.00	0.00	—	—
Class A-3 Notes	19,900,953.63	77,305.01	36.4486330	0.1415843
Class A-4 Notes	0.00	159,750.00	—	1.2500000
Certificates	0.00	0.00	—	—

Total Securities	19,900,953.63	237,055.01

I. COLLECTIONS

Interest:
Interest Collections		633,071.87
Repurchased Loan Proceeds Related to Interest		0.00

Total Interest Collections		633,071.87

Principal:
Principal Collections		20,030,648.69
Repurchased Loan Proceeds Related to Principal		0.00

Total Principal Collections		20,030,648.69
Recoveries of Defaulted Receivables		266,678.12
Servicer Advances		0.00

Total Collections		20,930,398.68

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	37,039	274,529,216.00
Total Principal Payment		19,900,953.63

	35,642	254,628,262.37

Nissan Auto Receivables 2015-A Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS
Total Collections	20,930,398.68
Reserve Account Draw	0.00
Total Available for Distribution	20,930,398.68
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	232,210.24
Servicing Fee Paid	232,210.24
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	0.00
Class A-2 Notes Monthly Interest Paid	0.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	77,305.01
Class A-3 Notes Monthly Interest Paid	77,305.01
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	159,750.00
Class A-4 Notes Monthly Interest Paid	159,750.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00
Total Note Monthly Interest
Total Note Monthly Interest Due	237,055.01
Total Note Monthly Interest Paid	237,055.01
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00
Total Available for Principal Distribution	20,461,133.43

Nissan Auto Receivables 2015-A Owner Trust

Servicer’s Certificate

4. Total Monthly Principal Paid on the Notes		19,900,953.63
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		19,900,953.63
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		560,179.80
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		560,179.80

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,647,951.57
Required Reserve Account Amount		3,649,205.40
Beginning Reserve Account Balance		3,649,205.40
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,649,205.40
Required Reserve Account Amount for Next Period		3,649,205.40

VI. POOL STATISTICS

Weighted Average Coupon		2.82%
Weighted Average Remaining Maturity		24.51

	Amount	Number
Principal on Defaulted Receivables	298,044.78	24
Principal Recoveries of Defaulted Receivables	266,678.12

Monthly Net Loss	31,366.66
Pool Balance at Beginning of Collection Period	278,652,286.36
Net Loss Ratio for Third Preceding Collection Period	0.24%
Net Loss Ratio for Second Preceding Collection Period	-0.10%
Net Loss Ratio for Preceding Collection Period	0.26%
Net Loss Ratio for Current Collection Period	0.14%
Four-Month Average Net Loss Ratio	0.14%
Cumulative Net Losses for all Periods	9,182,477.98

Nissan Auto Receivables 2015-A Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	2,260,946.09	206	0.88%
61-90 Days Delinquent	493,320.89	46	0.19%
91-120 Days Delinquent	97,723.66	8	0.04%
More than 120 Days	0.00	0	0.00%

Total Delinquent Receivables:	2,851,990.64	260	1.10%

61+ Days Delinquencies as Percentage of Receivables
Delinquency Ratio for Third Preceding Collection Period	0.28%	0.20%
Delinquency Ratio for Second Preceding Collection Period	0.24%	0.19%
Delinquency Ratio for Preceding Collection Period	0.29%	0.20%
Delinquency Ratio for Current Collection Period	0.23%	0.15%
Four-Month Average Delinquency Ratio	0.26%	0.19%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap Termination Payments, if any, due to the currency Swap Counterparty under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

3. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition of Receivables?	NO